Equity (Details) - USD ($)												12 Months Ended
		Jan. 29, 2026	Jan. 05, 2026	Dec. 10, 2025	Aug. 22, 2025	Jul. 21, 2025	Jun. 04, 2025	Apr. 08, 2025	Oct. 14, 2024	Apr. 18, 2024	Oct. 12, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 28, 2023	Mar. 01, 2023	Feb. 01, 2023
Equity [Line Items]
Ordinary shares authorized													500,000,000
Ordinary shares, par value (in Dollars per share)													$ 0.0001
Ordinary shares issued													56,000,000
Ordinary shares outstanding													56,000,000
Divided shares					2,000,000,000
Divided common stock (in Dollars)					$ 50,000
Number of shares						90
Class A Warrant [Member]
Equity [Line Items]
Warrant or rights exercise price (in Dollars per share)				$ 7
Warrant exercised				127,872
Converted shares				127,872
Common Class A [Member]
Equity [Line Items]
Authorized share capital												19,579,883
Common Class B [Member]
Equity [Line Items]
Authorized share capital												3,166,667
Two Thousand and Twenty Five Equity Incentive Plan [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.009
Ordinary Share [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)												$ 0.0001			$ 0.0001	$ 0.0001
Ordinary shares issued																99
Subsequent Event [Member]
Equity [Line Items]
Consideration received (in Dollars)			$ 125,858,978
Winwin Development Group Limited [Member]
Equity [Line Items]
Ordinary shares IPO issuance								15,000,000
IPO [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 0.0001	$ 0.0001
Ordinary shares issued														27,000,000
Ordinary shares IPO issuance									27,000,000	2,000,000	26,999,250
Ordinary shares outstanding														27,000,000
Share price (in Dollars per share)									$ 0.4	$ 4
Total proceeds from IPO (in Dollars)									$ 10,800,000	$ 8,000,000
IPO [Member] | Pro Rata Share Issuance [Member]
Equity [Line Items]
Ordinary shares issued											27,000,000
Ordinary shares outstanding											27,000,000
Pro Rata Share Issuance [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.0001
Shares authorized value (in Dollars)								$ 50,000
Divided shares								500,000,000
Airentity Technology Limited [Member] | Subsequent Event [Member]
Equity [Line Items]
Company holds percentage			100.00%
Ordinary Share [Member]
Equity [Line Items]
Ordinary shares issued												1			650
Ordinary Share [Member] | Cayman Islands [Member]
Equity [Line Items]
Ordinary shares authorized																	500,000,000
Ordinary shares, par value (in Dollars per share)																	$ 0.0001
Common Class A [Member]
Equity [Line Items]
Ordinary shares authorized												2,000,000,000
Ordinary shares, par value (in Dollars per share)												$ 0.009
Ordinary shares issued												1,300,029
Ordinary shares IPO issuance				720,000	5,000,000		11,200,000	450,000,000
Ordinary shares outstanding												1,300,029
Shares authorized value (in Dollars)												$ 19,800,000
Divided common stock (in Dollars)					$ 19,800,000			$ 50,000
Ordinary Shares issued percentage					20.00%
Authorized share capital												2,000,000,000
Common Class A [Member] | Series A [Member]
Equity [Line Items]
Warrants issued				1
Common Class A [Member] | Two Thousand and Twenty Five Equity Incentive Plan [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.009	$ 0.0001		$ 0.0001				$ 0.009
Ordinary shares IPO issuance							11,200,000
Common Class A [Member] | Ordinary Share [Member]
Equity [Line Items]
Ordinary shares IPO issuance	[1]											720,000
Common Class A [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 7
Ordinary shares IPO issuance		3,250,000
Issuance an aggregate shares			14,979,854
Ordinary Shares reserved for issuance		3,250,000
Common Class A [Member] | Winwin Development Group Limited [Member]
Equity [Line Items]
Ordinary shares IPO issuance								15,000,000
Common Class B [Member]
Equity [Line Items]
Ordinary shares authorized												200,000,000
Ordinary shares, par value (in Dollars per share)												$ 0.009
Ordinary shares issued												166,667
Ordinary shares IPO issuance					555,556			50,000,000
Ordinary shares outstanding												166,667
Shares authorized value (in Dollars)					$ 200,000,000
Authorized share capital												200,000,000
Common Class B [Member] | Two Thousand and Twenty Five Equity Incentive Plan [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.009							$ 0.009
Common Class B [Member] | Ordinary Share [Member]
Equity [Line Items]
Ordinary shares IPO issuance	[1]
Common Class B [Member] | Subsequent Event [Member]
Equity [Line Items]
Issuance an aggregate shares			3,000,000
Common Class B [Member] | IPO [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.0001
Class A Warrant [Member] | Two Thousand and Twenty Five Equity Incentive Plan [Member]
Equity [Line Items]
Warrant or rights exercise price (in Dollars per share)				$ 0.009

[1]	Giving retroactive effect to all the 27,000,000 shares issued and outstanding after the Pro Rata Share Issuance on October 12, 2023, which has been treated as share split, from the earliest period presented.